Income Taxes Disclosure: Schedule of Deferred Tax Assets (Tables)	Dec. 31, 2020
Tables/Schedules
Schedule of Deferred Tax Assets

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$1,447,335	$1,407,182
Startup costs	-	1,827
Deferred compensation	133,671	103,671
Depreciation	-	(38,004)
Deferred tax asset	1,581,006	1,474,676
Less valuation allowance	(1,581,006)	(1,474,676)

Deferred tax asset, net	$--	$--